Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide WCM Focused Small Cap Fund
Supplement dated December 18, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide WCM Focused Small Cap Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds held on December 10, 2025, the Board approved the termination of WCM Investment Management, LLC (“WCM”) as the subadviser to the Nationwide WCM Focused Small Cap Fund (the “Fund”), and the appointment of The Renaissance Group LLC, doing business as Renaissance Investment Management (“Renaissance”) as the Fund’s new subadviser, effective on or about February 16, 2026 (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	All references to, and information regarding, WCM in the Prospectus are deleted in their entirety.

b.	The Fund is renamed the “Nationwide Renaissance Small Cap Growth Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

d.	The information under the heading “Principal Investment Strategies” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in stocks of U.S. small-cap companies that exhibit growth characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. For these purposes, small-cap companies are companies whose capitalizations are within the range of the market capitalizations of companies in the Russell 2000® Growth Index. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security.
The Fund’s subadviser seeks to outperform the Russell 2000® Growth Index over a full market cycle. The subadviser employs a disciplined, research-driven investment process to construct and manage a growth-oriented small cap growth portfolio. The subadviser defines growth stocks as companies whose earnings are expected to grow at an above-average rate relative to the overall market. The subadviser seeks to manage risk through diversification and systematic analysis of investment opportunities across multiple sectors and industries. The subadviser utilizes a proprietary stock selection process designed to identify securities that it believes trade at reasonable valuations supported by above-average corporate profitability and accelerating earnings growth.
Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a stock if its fundamental characteristics (earnings growth, profitability, or valuation) have deteriorated and replace it with stocks that appear stronger and better ranked according to their analysis.

e.	The information under the heading “Principal Risks” beginning on page 47 of the Prospectus is modified as follows:

i.	Each of “Sector risk,” “Value style risk” and “Foreign securities risk” is deleted in its entirety.

ii.	The following risk is hereby added:
Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund will suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group sometimes are out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

f.	The section entitled “Performance” on page 48 of the Prospectus is supplemented to include the following:
The Fund’s performance shown below reflects returns pursuant to different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, the performance information shown would have been different.

g.
The table under the section entitled “Performance – Average Annual Total Returns (for the Periods ended December 31, 2024)” on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	-0.89%	4.41%	6.81%
Class A Shares – After Taxes on Distributions	-2.43%	3.67%	4.30%
Class A Shares – After Taxes on Distributions and Sales of Shares	0.20%	3.25%	4.32%
Class R6 Shares – Before Taxes	5.51%	6.02%	7.83%
Institutional Service Class Shares – Before Taxes	5.42%	5.94%	7.74%
Russell 3000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	23.81%	13.86%	12.55%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	15.15%	6.86%	8.09%

Nationwide WCM Focused Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide WCM Focused Small Cap Fund
Supplement dated December 18, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide WCM Focused Small Cap Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Mutual Funds held on December 10, 2025, the Board approved the termination of WCM Investment Management, LLC (“WCM”) as the subadviser to the Nationwide WCM Focused Small Cap Fund (the “Fund”), and the appointment of The Renaissance Group LLC, doing business as Renaissance Investment Management (“Renaissance”) as the Fund’s new subadviser, effective on or about February 16, 2026 (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	All references to, and information regarding, WCM in the Prospectus are deleted in their entirety.

b.	The Fund is renamed the “Nationwide Renaissance Small Cap Growth Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

d.	The information under the heading “Principal Investment Strategies” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in stocks of U.S. small-cap companies that exhibit growth characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. For these purposes, small-cap companies are companies whose capitalizations are within the range of the market capitalizations of companies in the Russell 2000® Growth Index. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security.
The Fund’s subadviser seeks to outperform the Russell 2000® Growth Index over a full market cycle. The subadviser employs a disciplined, research-driven investment process to construct and manage a growth-oriented small cap growth portfolio. The subadviser defines growth stocks as companies whose earnings are expected to grow at an above-average rate relative to the overall market. The subadviser seeks to manage risk through diversification and systematic analysis of investment opportunities across multiple sectors and industries. The subadviser utilizes a proprietary stock selection process designed to identify securities that it believes trade at reasonable valuations supported by above-average corporate profitability and accelerating earnings growth.
Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a stock if its fundamental characteristics (earnings growth, profitability, or valuation) have deteriorated and replace it with stocks that appear stronger and better ranked according to their analysis.

e.	The information under the heading “Principal Risks” beginning on page 47 of the Prospectus is modified as follows:

i.	Each of “Sector risk,” “Value style risk” and “Foreign securities risk” is deleted in its entirety.

ii.	The following risk is hereby added:
Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund will suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group sometimes are out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

f.	The section entitled “Performance” on page 48 of the Prospectus is supplemented to include the following:
The Fund’s performance shown below reflects returns pursuant to different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, the performance information shown would have been different.

g.
The table under the section entitled “Performance – Average Annual Total Returns (for the Periods ended December 31, 2024)” on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	-0.89%	4.41%	6.81%
Class A Shares – After Taxes on Distributions	-2.43%	3.67%	4.30%
Class A Shares – After Taxes on Distributions and Sales of Shares	0.20%	3.25%	4.32%
Class R6 Shares – Before Taxes	5.51%	6.02%	7.83%
Institutional Service Class Shares – Before Taxes	5.42%	5.94%	7.74%
Russell 3000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	23.81%	13.86%	12.55%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	15.15%	6.86%	8.09%